As filed with the Securities and Exchange Commission on November 29, 2007
                                            Commission File Nos. 333-136472
                                                                 811-08664

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

Pre-Effective Amendment No.                                      [ ]

Post-Effective Amendment No. 3                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 141                                                [X]

                      Jackson National Separate Account - I
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on December 3, 2007, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Modified Single Premium Fixed and Variable Deferred Annuity contracts.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement certain changes made to the Prospectus, dated April 30, 2007, for the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity, which was filed with the Commission on April 25, 2007, as part of Post-Effective Amendment No. 1 to the Registration Statement. Accordingly, this Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED DECEMBER 3, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                   CURIANGARD(SM) SIMPLIFIED RETIREMENT ANNUITY

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

*Under GLOSSARY, please add the following.

   CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

   CONTRACT QUARTER - the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

*Also under GLOSSARY, please replace the definition of "Separate Account" with the following.

   SEPARATE ACCOUNT - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

--------------------------------------------------------------------------------
*Under FEES AND EXPENSE TABLES, with the table entitled "Periodic Expenses," please replace the corresponding line and footnote with the following.

  5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5(SM)")(8) 1.47%

    (8) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 30. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, with the subsection entitled "5% Guaranteed Minimum
 Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge," please replace the entire section with the following.

        5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 30.

        We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

        The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 30. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, with the subsection entitled "5% Guaranteed Minimum
 Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," please replace the third to the last sentence of the second paragraph with the following.

         If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.

*Also under ACCESS TO YOUR MONEY, with the subsection entitled "5% Guaranteed
 Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," please replace the fifth and succeeding paragraphs up to the subsection entitled "Required Minimum Distribution Calculations" with the following.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, 5, and 7 in Appendix A illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4, 5, and 7 in Appendix A supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                * the GWB prior to the partial withdrawal less the partial withdrawal; or

                *     zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                *     the GAWA prior to the partial withdrawal; or

                *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or

                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 *    the GAWA prior to the partial withdrawal, or

                 *    the GWB after the partial withdrawal, or

                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 53.

--------------------------------------------------------------------------------
*Under APPENDIX A, please replace the first sentence in Example 4 with the following.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE DOES NOT APPLY IF YOU PURCHASE AUTOGUARD 5 AND THE EFFECTIVE DATE OF THE ENDORSEMENT IS ON OR AFTER DECEMBER 3, 2007.)

*Also under APPENDIX A, please add the following example after Example 4 and re-number existing examples 5 through 8 accordingly.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOU PURCHASE AUTOGUARD 5 AND THE EFFECTIVE DATE OF THE ENDORSEMENT IS ON OR AFTER DECEMBER 3, 2007.)

* Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

   * Your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
     $91,200].

   * Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA $5,000) when your Contract Value is $105,000 and your GWB is $100,000:

   * Your GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
     $90,250].

   * Your GAWA is $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

* Example 5c: If you withdraw an amount($10,000)that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

   * Your GWB is $85,500,which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 -($10,000 - $5,000)/($55,000 - $5,000))=$85,500].

   * Your GAWA is $4,500,which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued
     to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

* Notes:

  *  Your GAWA would not be  permitted to exceed your  remaining GWB.

  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.





(To be used with VC6016 05/07)

                                                                     V6213 12/07
PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

          (a)  Financial Statements:

               (1)  Financial statements and schedules included in Part A:

                    Not Applicable

               (2) Financial statements and schedules included in Part B - incorporated by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2007 (File Nos. 333-136472 and 811-08664):

                       Jackson National Separate Account - I:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2006
                             Statements of Operations for the period ended
                               December 31, 2006
                             Statement of Changes in Net Assets for the periods
                               Ended December 31, 2006 and 2005
                             Notes to Financial Statements

                       Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2006 and 2005
                             Consolidated Income Statements for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2006, 2005, and 2004
                             Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.           Not applicable

3.a. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006
             (File Nos. 333-136472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g. Specimen of the Return of Premium Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

h. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

h. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

j. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

k. Specimen of the Highest Anniversary Value Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

5.a. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 15, 2006 (File Nos. 333-136472 and 811-08664).

b. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 25, 2007 (File Nos. 333-136472 and 811-08664).

c. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a.         Not applicable

8.           Not applicable

9.           Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.          Not applicable

12.          Not applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.         Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


Item 27.   Number of Contract Owners as of September 24, 2007

           Qualified - 5
           Non-Qualified - 8

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors
                  LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not applicable        Not applicable       Not applicable        Not applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of November, 2007.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                             November 29, 2007
-------------------                                          -----------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER*                                             November 29, 2007
-------------------                                          -----------------
Michael A. Wells, Director

THOMAS J. MEYER*                                             November 29, 2007
-------------------                                          -----------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER*                                             November 29, 2007
-------------------                                          -----------------
Robert A. Fritts, Senior Vice President
and Comptroller

THOMAS J. MEYER*                                             November 29, 2007
-------------------                                          -----------------
James R. Sopha, Executive Vice President and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128
and 333-136472), JNL Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director



                                  EXHIBIT LIST

Exhibit No.  Description

5.c. Form of the Curiangard Simplified Retirement Annuity Fixed and Variable Annuity Application, attached hereto as EX-5.c.

9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.